Acquisition (Tables)	12 Months Ended
Jun. 28, 2020
Business Combinations [Abstract]
Schedule of Purchase Price Allocation	The final purchase price allocation is as follows:

(in millions of U.S. Dollars)
Inventories	$22.5
Property and equipment	11.7
Other receivables	0.4
Intangible assets	149.0
Goodwill	249.0
Accrued expenses and liabilities	(3.4)
Net assets acquired	$429.2

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination
The weighted average life of the acquired intangible assets is approximately 13.8 years. The components of the acquired intangible assets are as follows:

(in millions of U.S. Dollars, except year data)	Asset Amount	Estimated Life (in years)
Lease agreement (1)	$1.0	10
Customer relationships	92.0	15
Developed technology	44.0	14
Non-compete agreements	12.0	4
Total identifiable intangible assets	$149.0
(1) In the first quarter of fiscal 2020, the acquired lease agreement was reclassified from an intangible asset to a right-of-use asset in accordance with the Company's adoption of ASC 842, Leases.

Schedule of Revenue of Acquiree since Acquisition Date
The results of the RF Power business reflected in the Company's consolidated statements of operations for the fiscal year ended June 24, 2018 from the date of acquisition (March 6, 2018) are as follows:

(in millions of U.S. Dollars)	Amount
Revenue	$29.0
Net loss from continuing operations	(11.7)

Schedule of Pro Forma Information of Acquiree
The following supplemental pro forma information presents the consolidated financial results as if the RF Power transaction had occurred at the beginning of fiscal 2018:

Fiscal Year Ended
(in millions of U.S. Dollars, except share data)	June 24, 2018
Revenue	$394.0
Net loss from continuing operations	(79.3)

Basic and diluted loss per share from continuing operations	($0.80)